Lease - Operating lease expenses and short-term lease expenses reported in the consolidated statements of comprehensive income related to the Group's leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee Disclosure [Abstract]
Operating lease expenses	$ 5,168,034	$ 5,681,600
Short-term lease expenses	$ 520,775	$ 655,847